WireRedemptionFeeIfSuchServicesAreRequested [Member] Investment Objectives and Goals - GREEN CENTURY BALANCED FUND	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GREEN CENTURY BALANCED FUND SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century’s standards for corporate environmental responsibility.